Reserves - Changes in Reserves (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [Line Items]
Balance at January 1	₩ (226,183)	₩ 9,303
Changes, net of taxes	(8,544)	(235,486)
Balance at December 31	(234,727)	(226,183)
Valuation gain (loss) on available-for-sale financial assets [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	12,534	232,316
Changes, net of taxes	155,677	(219,782)
Balance at December 31	168,211	12,534
Other comprehensive loss of investments in associates [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(179,167)	(169,520)
Changes, net of taxes	(140,893)	(9,647)
Balance at December 31	(320,060)	(179,167)
Valuation gain (loss) on derivatives [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	(96,418)	(83,200)
Changes, net of taxes	22,590	(13,218)
Balance at December 31	(73,828)	(96,418)
Foreign currency translation differences for foreign operations [Member]
Disclosure of reserves within equity [Line Items]
Balance at January 1	36,868	29,707
Changes, net of taxes	(45,918)	7,161
Balance at December 31	₩ (9,050)	₩ 36,868